STOCKHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
STOCKHOLDERS' EQUITY [Abstract]
Outstanding - Number of Shares	1,450,000	1,450,000	1,800,000	800,000
Granted - Number of Shares	0	250,000	1,000,000
Exercised - Number of Shares	0	0	0
Expired/Forfeited - Number of Shares	0	(600,000)	0
Exercisable - Number of Shares	1,200,000	533,333
Outstanding - Weighted-average Exercise Price	$ 0.38	$ 0.38	$ 0.35	$ 0.31
Granted - Weighted-average Exercise Price	$ 0	$ 0.40	$ 0.38
Exercised - Weighted-average Exercise Price	$ 0	$ 0	$ 0
Expired/Forfeited - Weighted-average Exercise Price	$ 0	$ 0.31	$ 0
Exercisable - Weighted-average Exercise Price	$ 0.21	$ 0.36
Outstanding - Weighted-average Remaining Contractual Term (years)	3 years 6 months 11 days	6 years 9 months 14 days	8 years 23 days	7 years 8 months 23 days
Granted - Weighted-average Remaining Contractual Term (years)		5 years	10 years
Exercised - Weighted-average Remaining Contractual Term (years)	3 years 4 months 21 days	0 years	0 years
Expired/Forfeited - Weighted-average Remaining Contractual Term (years)		6 years 9 months 26 days	0 years
Exercisable - Weighted-average Remaining Contractual Term (years)		6 years 1 month 17 days
Outstanding - Aggregate Intrinsic Value	$ 0	$ 0	$ 0	$ 0
Granted - Aggregate Intrinsic Value	$ 0	$ 0	$ 0	$ 0
Exercised - Aggregate Intrinsic Value	0	0	0	0
Expired/Forfeited - Aggregate Intrinsic Value	$ 0	$ 0	$ 0	$ 0
Exercisable - Aggregate Intrinsic Value	$ 0	$ 0